                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:     March  31, 2001


Check here if Amendment [x]; Amendment Number: 2

This Amendment (Check only one.):   [ ]  is a restatement.
                                    [x]  adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 5/10/01 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:          Milton Arbitrage Partners LLC
Address:       56 Mason Street
               Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   James E. Buck II
Title:  Managing Member
Phone:  (203)661-7022

Signature, Place, and Date of Signing:

/s/ James E. Buck II            Greenwich, Connecticut         November 2, 2001
----------------------------    ----------------------         ----------------
    [Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                         -------------
Form 13F Information Table Entry Total:                             11
                                                         -------------
Form 13F Information Table Value Total:                   $    203,824
                                                         -------------
                                                           (thousands)


List of Other Included Managers:

None
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                         FORM 13F INFORMATION TABLE (FILINGS MADE 3/31/01)

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       COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
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                                                                                                                  VOTING AUTHORITY
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                                                          VALUE   SHRS OR PRN  SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (X1000)     AMOUNT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Bangor Hydro Elec Co            Common Stock  060077104      296     11,300    SH            SOLE                11,300    0     0
BHC Communications Inc.Cl A     Common Stock  055448104   10,285     85,000    SH            SOLE                85,000    0     0
Chris Craft Inds Inc            Common Stock  170520100    8,918    141,000    SH            SOLE               141,000    0     0
Barrett Resources               Common Stock  068480201    6,606    110,000    SH            SOLE               110,000    0     0
Richmond County Finl Corp       Common Stock  764556106    1,087     37,000    SH            SOLE                37,000    0     0
Texaco Inc                      Common Stock  881694103   19,449    292,900    SH            SOLE               292,900    0     0
Tosco Corp                      Common Stock  891490302    5,431    127,000    SH            SOLE               127,000    0     0
American Gen Corp               Common Stock  026351106  141,153    370,000    SH            SOLE               370,000    0     0
Honeywell International Inc     Common Stock  438516106    5,537    135,700    SH            SOLE               135,700    0     0
Mesaba Holdings Inc             Common Stock  59066B102    1,146    103,000    SH            SOLE               103,000    0     0
Ralston Purina Co               Common Stock  751277302    3,916    125,700    SH            SOLE               125,700    0     0